INCOME TAXES - Unrecognized tax benefits (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits
Unrecognized tax benefits that could impact effective tax rate	$ 10.5	$ 11.6
Unrecognized tax benefits related to accrued interest and penalties	$ 0.3	$ 0.3